September 17, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Specialized Funds; File Nos. 2-88116; 811-03916
Vanguard World Fund; File Nos. 2-17620; 811-01027
Vanguard Variable Insurance Funds; File Nos. 33-32216; 811-05962

Commissioners:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we hereby file preliminary proxy materials for each of the registrants listed above. These materials include a combined proxy statement and proxy cards. We expect to begin mailing proxy materials to shareholders on or about October 30, 2020. Shareholders will be asked to vote on a proposal to change the Funds' diversification status under the Investment Company Act of 1940 from "diversified" to "non-diversified" and eliminate a related fundamental policy.

Please contact me at mary_salvucci@vanguard.com with any questions or comments that you have concerning this filling.

Sincerely,

/s/ Mary Salvucci

Mary Salvucci

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission